Borrowings - 2027 Notes - Narrative (Details) € in Thousands	May 22, 2024 USD ($)	May 22, 2024 EUR (€)	May 08, 2024 USD ($)
2027 Notes | Hedging instruments (Interest rate swaps) | Tranche One
Debt Instrument [Line Items]
Fixed interest rate (as a percent)			7.12%
Basis spread on variable rate (as a percent)			2.5975%
Notional Amount			$ 225,000,000
2027 Notes | Hedging instruments (Interest rate swaps) | Tranche Two
Debt Instrument [Line Items]
Fixed interest rate (as a percent)			7.12%
Basis spread on variable rate (as a percent)			2.644%
Notional Amount			$ 75,000,000
Tranche A Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 300,000,000
Interest rate	7.12%	7.12%
Tranche B Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 100,000,000
Debt instrument, basis spread on variable rate	2.63%
Tranche C Notes
Debt Instrument [Line Items]
Debt instrument, face amount | €		€ 25,000
Debt instrument, basis spread on variable rate	2.29%